Schedule of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Remainder of 2026	¥ 1,050
2027	1,750
Total	¥ 2,800	¥ 3,850